Financial risk management - Maximum amount of exposure to credit risk by type of collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 224,067,959	₩ 176,227,925
Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	70,460,220	42,485,581
Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,454,486	1,574,166
Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,997,274	1,638,249
Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	142,080,633	123,318,812
Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,034,305	2,378,617
Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	5,041,041	4,832,500
12-month expected credit losses
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	200,064,664	155,021,256
12-month expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	61,890,908	36,355,387
12-month expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,166,075	1,258,934
12-month expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,560,567	1,301,810
12-month expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	127,505,563	109,092,694
12-month expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,906,005	2,181,874
12-month expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	5,035,546	4,830,557
Lifetime expected credit losses
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	23,503,624	20,605,128
Lifetime expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	8,354,723	5,944,417
Lifetime expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	285,965	313,723
Lifetime expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	416,545	324,098
Lifetime expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	14,318,098	13,914,172
Lifetime expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	128,293	108,718
Impaired
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	499,671	601,541
Impaired | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	214,589	185,777
Impaired | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,446	1,509
Impaired | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	20,162	12,341
Impaired | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	256,972	311,946
Impaired | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	7	88,025
Impaired | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 5,495	₩ 1,943